Property and Equipment - Schedule of Right of Use Assets (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Right of Use Assets [Line Items]
Beginning balance	$ 235	$ 205
Ending Balance	238	235
Additions	75	102
Disposals	(2)	(13)
Depreciation charge for the year	(45)	(52)
Impairment reversal		1
Translation adjustment	(25)	(8)
ROU – Telecommunications Equipment [Member]
Schedule of Right of Use Assets [Line Items]
Beginning balance	225	199
Ending Balance	229	225
Additions	71	94
Disposals	(2)	(13)
Depreciation charge for the year	(41)	(49)
Impairment reversal		1
Translation adjustment	(24)	(7)
ROU – Land, Buildings and Constructions [Member]
Schedule of Right of Use Assets [Line Items]
Beginning balance	7	5
Ending Balance	5	7
Additions	1	4
Disposals
Depreciation charge for the year	(2)	(2)
Impairment reversal
Translation adjustment	(1)
ROU – Office and Other Equipment [Member]
Schedule of Right of Use Assets [Line Items]
Beginning balance	3	1
Ending Balance	4	3
Additions	3	4
Disposals
Depreciation charge for the year	(2)	(1)
Impairment reversal
Translation adjustment		$ (1)